ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Summary of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 398	$ 440
Accounts payable	219	276
Interest payable on borrowings	191	153
Income tax payable	44	78
LP Unitholders distributions, preferred limited partnership unit distributions, preferred dividends payable and exchange shares dividends	58	53
Current portion of lease liabilities	34	33
Current portion of contract liability	30	24
Other	46	29
Total accounts payable and accrued liabilities	$ 1,020	$ 1,086